Barrow Value Opportunity Fund
RISK/RETURN SUMMARY: BARROW VALUE OPPORTUNITY FUND
INVESTMENT OBJECTIVE
The Barrow Value Opportunity Fund (the “Value Opportunity Fund”) seeks to generate long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Barrow Value Opportunity Fund (USD $)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Barrow Value Opportunity Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.99%	0.99%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		14.79%	0.87%
Total Annual Fund Operating Expenses		16.03%	1.86%
Fee Reductions and/or Expense Reimbursements	[1]	(14.63%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.40%	1.15%
[1]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expense not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 Plan) to an amount not exceeding 1.40% and 1.15% of Investor Class and Institutional Class shares, respectively, of average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the Value Opportunity Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitations. Prior to October 1, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Value Opportunity Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Value Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Value Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Value Opportunity Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Barrow Value Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class Shares	143	1,916	4,649	9,242
Institutional Class Shares	117	443	870	2,060

Portfolio Turnover

The Value Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Value Opportunity Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Value Opportunity Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value.

In selecting investments, the Adviser uses its proprietary Systematic Quality Value (“SQV”) strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The Value Opportunity Fund generally invests in companies with the Adviser’s highest SQV rankings. The Value Opportunity Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The Value Opportunity Fund may invest in any industry sector and normally limits investment to companies in the large, mid, and small capitalization segments.

The Value Opportunity Fund endeavors to hold its companies patiently while the market re-appraises their intrinsic value and price. After an investment period that the Adviser considers to be optimal, the Value Opportunity Fund generally sells companies if they no longer rank well enough to be included in the portfolio. The Value Opportunity Fund may also sell companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the Value Opportunity Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to investing in common stock, the Value Opportunity Fund may invest in exchange traded index funds and cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments. If the Adviser is unable to identify issuers that meet the Adviser’s quality and value criteria, the Value Opportunity Fund may invest all or a portion of its assets in cash or cash equivalents until more favorable investments become available.

Because of the types of securities in which the Value Opportunity Fund invests and the investment techniques the Adviser uses, Value Opportunity Fund is designed for investors who are investing for the long term.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Value Opportunity Fund. The success of the Value Opportunity Fund’s investment strategy depends largely upon the Adviser’s approach to selecting common stocks for purchase and sale by the Value Opportunity Fund and there is no assurance that the Value Opportunity Fund will achieve its investment objective. The Value Opportunity Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Value Opportunity Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Value Opportunity Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Value Opportunity Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Exchange Traded Funds (“ETF”) Risk. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Value Opportunity Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Value Opportunity Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Value Opportunity Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Value Opportunity Fund invests in ETFs, there will be some duplication of expenses because the Value Opportunity Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Value Opportunity Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Value Opportunity Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Value Opportunity Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Value Opportunity Fund’s inception.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Value Opportunity Fund’s value investment style may go out of favor with investors, negatively affecting the Value Opportunity Fund’s performance.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Value Opportunity Fund by showing changes in the performance of the Value Opportunity Fund’s Institutional Class shares from year to year and by showing how the average annual total returns of the Institutional Class shares for one year and since inception compared with those of a broad-based securities market index.

For periods prior to August 30, 2013, the performance shown below is for Barrow Street Fund LP, an unregistered limited partnership managed by the portfolio managers of the Value Opportunity Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares on August 30, 2013, the date that the Value Opportunity Fund commenced operations. The Value Opportunity Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The Value Opportunity Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Private Fund’s investment goals, policies, guidelines and restrictions. The Predecessor Private Fund’s annual returns and long-term performance reflect the actual fees and expenses that were charged when the Value Opportunity Fund was a limited partnership. The Predecessor Private Fund’s performance is net of management fees and other expenses but does not include the effect of the performance fee which was in place until October 7, 2012. From its inception on December 31, 2008 through August 30, 2013, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”) or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Value Opportunity Fund’s performance.

The Value Opportunity Fund and the Predecessor Private Fund’s past performance shown below is not necessarily an indication of how the Value Opportunity Fund will perform in the future. Investor Class shares would have similar annual returns to Institutional Class shares and the Predecessor Private Fund because they are invested in the same portfolio of securities, however, the returns for Investor Class shares would be different from the Institutional Class shares and the Predecessor Private Fund because Investor Class shares have different expenses than Institutional Class shares and the Predecessor Private Fund. Performance information for Investor Class shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available at no cost by visiting www.barrowfunds.com or by calling 1-877-767-6633.

Institutional Class Shares - Annual Total Returns

The Value Opportunity Fund’s year-to-date return through June 30, 2014 is 3.59%.

During the period shown in the bar chart, the highest return for a quarter was 15.03% (quarter ended December 31, 2011), and the lowest return for a quarter was (18.14%) (quarter ended September 30, 2011).

The following table shows the average annual returns for the Institutional Class shares and the Predecessor Private Fund over various periods ended December 31, 2013. Performance shown prior to August 30, 2013, was that of the Predecessor Private Fund, an unregistered limited partnership, and did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, after-tax returns for the Predecessor Private Fund for periods prior to August 30, 2013, are not shown.

Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Barrow Value Opportunity Fund	1 Year	Since Inception	Inception Date
Institutional Class Shares	36.69%	21.49%	Dec. 31, 2008
Institutional Class Shares - Return After Taxes on Distributions	35.91%	21.35%	Dec. 31, 2008
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares	21.23%	17.63%	Dec. 31, 2008
S&P 500 Index Fund (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	Dec. 31, 2008

After-tax returns since August 30, 2013, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).

Barrow Long/Short Opportunity Fund
RISK/RETURN SUMMARY: BARROW LONG/SHORT OPPORTUNITY FUND
INVESTMENT OBJECTIVE

The Barrow Long/Short Opportunity Fund (the “Long/Short Opportunity Fund”) seeks to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Long/Short Opportunity Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Barrow Long/Short Opportunity Fund (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Barrow Long/Short Opportunity Fund		Investor Class	Institutional Class
Management Fees		1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses (includes dividend expense, borrowing costs and brokerage expense on securities sold short)		19.40%	7.19%
Total Annual Fund Operating Expenses		21.15%	8.69%
Fee Reductions and/or Expense Reimbursements	[1]	(19.16%)	(6.95%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.99%	1.74%
[1]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2016, to waive Management Fees and reimburse Other Expenses to the extent necessary to limit total annual Fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expense not incurred in the ordinary course of the Fund's business, and payments, if any, payable under a Rule 12b-1 Plan) to an amount not exceeding 1.99% and 1.74% of Investor Class and Institutional Class shares, respectively, of average daily net assets. Management Fee waivers and expense reimbursements by the Adviser are subject to repayment by the Long/Short Opportunity Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed the foregoing expense limitation. Prior to October 1, 2016, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Long/Short Opportunity Fund's investment advisory agreement with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Long/Short Opportunity Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Long/Short Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Long/Short Opportunity Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2016. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Barrow Long/Short Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	202	2,473	5,653	10,063
Institutional Class	177	1,269	2,988	6,762

Portfolio Turnover

The Long/Short Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Long/Short Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 76% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Long/Short Opportunity Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of:

• long positions in the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value; and

• short positions in the common stock of U.S. companies that the Adviser believes are low quality and priced well above their intrinsic value.

In selecting investments, the Adviser uses its proprietary Systematic Quality Value (“SQV”) strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The Long/Short Opportunity Fund generally invests in companies with the Adviser’s highest and lowest SQV rankings as long positions and short positions, respectively. The Long/Short Opportunity Fund may use all or a portion of the proceeds of its short sales to purchase additional long positions. The Long/Short Opportunity Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The Long/Short Opportunity Fund may invest in any industry sector and normally limits investment to companies in the large, mid and small capitalization segments.

The Long/Short Opportunity Fund endeavors to hold its positions patiently while the market re-appraises the intrinsic value and price of the Long/Short Fund’s portfolio companies. After an investment period that the Adviser considers to be optimal, the Long/Short Opportunity Fund generally sells long positions in companies that no longer rank well enough to be included in the portfolio, and generally covers short positions in companies that no longer rank poorly enough to be included in the portfolio. The Long/Short Opportunity Fund may also remove positions in companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the Long/Short Opportunity Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long and short positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

In addition to investing in common stock or selling common stock short, the Long/Short Opportunity Fund may invest in exchange traded stock index funds and futures contracts on market indices as part of its hedging strategy. The Long/Short Opportunity Fund may also invest in cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments. If the Adviser is unable to identify issuers that meet the Adviser’s quality and value criteria, the Long/Short Opportunity Fund may invest all or a portion of its assets in cash or cash equivalents until more favorable investments become available.

Because of the types of securities in which the Long/Short Opportunity Fund invests and the investment techniques the Adviser uses, the Long/Short Opportunity Fund is designed for investors who are investing for the long term.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Long/Short Opportunity Fund. The success of the Long/Short Opportunity Fund’s investment strategy depends largely upon the Adviser’s skill in selecting common stocks for purchase and sale by the Long/Short Opportunity Fund and there is no assurance that the Long/Short Opportunity Fund will achieve its investment objective. The Long/Short Opportunity Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Long/Short Opportunity Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Long/Short Opportunity Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Long/Short Opportunity Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Short Sales Risk. The Long/Short Opportunity Fund expects to sell securities short. The Long/Short Opportunity Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Long/Short Opportunity purchases the security to replace the borrowed security. In addition, the lender of the borrowed security may request, or market conditions may dictate, that the securities sold short be returned to the lender on short notice, and, as a result, the Long/Short Opportunity Fund may have to buy the securities sold short at an unfavorable time and for an unfavorable price. If this occurs, the Long/Short Opportunity Fund’s investment may result in a loss. The Long/Short Opportunity Fund’s losses are potentially unlimited in a short sale transaction.

The Long/Short Opportunity Fund will incur increased transaction costs associated with selling securities short. When the Long/Short Opportunity Fund sells a stock short, it must maintain a segregated account with its custodian of cash or liquid securities equal to the current market value of the stock sold short, less any collateral deposited with the Fund’s broker (not including the proceeds from the short sale), and in such other amount required by the Fund's broker. The Long/Short Opportunity Fund is also required to pay the broker any dividends and/or interest that accrue during the period that the short sale remains open. To the extent the Long/Short Opportunity Fund holds high levels of cash or cash equivalents for collateral needs, such cash or cash equivalents are not expected to generate material interest income in an environment of low overall interest rates, which may have an adverse effect on the Long/Short Opportunity Fund’s performance.

To the extent the Long/Short Opportunity Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Long/Short Opportunity Fund may make any change in the Fund’s net asset value greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, the securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Exchange-Traded Funds (“ETF”) Risk. ETFs typically hold a portfolio of securities designed to track the performance of a particular index. Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the the Long/Short Opportunity Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that Long/Short Opportunity Fund receives less than NAV when selling an ETF). Investments in ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Long/Short Opportunity Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Long/Short Opportunity Fund invests in ETFs, there will be some duplication of expenses because the Long/Short Opportunity Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

Management Style Risk. The portfolio manager’s method of security selection may not be successful and the Long/Short Opportunity Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Long/Short Opportunity Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value and potential appreciation of a particular investment for the Long/Short Opportunity Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Long/Short Opportunity Fund’s inception.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company’s true business value or because the Adviser’s assessment of the company’s prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Long/Short Opportunity Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

PERFORMANCE SUMMARY

The Long/Short Opportunity Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Long/Short Opportunity Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Long/Short Opportunity Fund by comparing the Long/Short Opportunity Fund’s performance with a broad measure of market performance. How the Long/Short Opportunity Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Long/Short Opportunity Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-877-767-6633.